Document And Entity Information	3 Months Ended
Mar. 31, 2022
Document Information Line Items
Entity Registrant Name	US NUCLEAR CORP.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This registration statement and the prospectus therein covers the registration of 28,602,600 shares of common stock (the “Shares”) in US Nuclear Corp., a Delaware corporation (the “Company,” “US Nuclear,” or “us”). Of those Shares, 17,602,600 are shares owned by Selling Shareholders (the “Selling Shareholder Shares”) and the remaining 11,000,000 shares are subject of a Common Stock Purchase Warrant between the Company and Mast Hill Fund, L.P., a Delaware limited partnership (“Mast Hill”).The information contained in this prospectus is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission and these securities may not be sold until that registration statement becomes effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
Entity Central Index Key	0001543623
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE